Consolidated Statements of Comprehensive Income (Loss)	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares
Consolidated Statements of Comprehensive Income (Loss)
Net revenues	¥ 268,060,162	$ 36,724,092	¥ 221,618,968	¥ 206,820,874
Cost of revenues	126,795,209	17,370,872	106,961,759	104,315,856
Gross profit	141,264,953	19,353,220	114,657,209	102,505,018
Operating expenses:
Research and development	3,703,178	507,333	4,629,880	6,790,791
Sales and marketing	99,892,804	13,685,258	78,737,492	75,265,726
General and administrative	80,888,058	11,081,618	72,816,606	77,051,580
Total operating expenses	184,484,040	25,274,209	156,183,978	159,108,097
Other operating income, net	174,931	23,965	30,865	16,515
Loss from operations	(43,044,156)	(5,897,024)	(41,495,904)	(56,586,564)
Other income (loss):
Gain (loss) on deconsolidation of subsidiaries and others, net	(438,153)	(60,027)		1,308,627
Interest income, net of interest expenses	1,001,735	137,237	978,530	756,886
Foreign currency exchange gains (losses), net	(18,989)	(2,601)	(4,876)	5,436
Total other income, net	544,593	74,609	973,654	2,070,949
Loss before income taxes	(42,499,563)	(5,822,415)	(40,522,250)	(54,515,615)
Income tax benefit	(6,401,691)	(877,028)	(6,811,709)	(5,921,384)
Net loss	(36,097,872)	(4,945,387)	(33,710,541)	(48,594,231)
Net loss attributable to non-redeemable non-controlling interests	(95)	(13)	(50,296)	(701,322)
Net loss attributable to ATA Creativity Global	(36,097,777)	(4,945,374)	(33,660,245)	(47,892,909)
Other comprehensive income (loss):
Foreign currency translation adjustment, net of nil income tax	52,324	7,168	(1,422)	556,762
Total other comprehensive income (loss)	52,324	7,168	(1,422)	556,762
Comprehensive loss	(36,045,548)	(4,938,219)	(33,711,963)	(48,037,469)
Comprehensive loss attributable to non-redeemable non-controlling interests	(95)	(13)	(50,296)	(701,322)
Comprehensive loss attributable to ATA Creativity Global	¥ (36,045,453)	$ (4,938,206)	¥ (33,661,667)	¥ (47,336,147)
Basic losses per common share attributable to ATA Creativity Global | (per share)	¥ (0.57)	$ (0.08)	¥ (0.54)	¥ (0.76)
Diluted losses per common share attributable to ATA Creativity Global | (per share)	¥ (0.57)	$ (0.08)	¥ (0.54)	¥ (0.76)